Business Combinations	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Business Combinations

NOTE 5 - BUSINESS COMBINATIONS

Merger of Alamo CBD, LLC

On January 3, 2017, the Company signed a binding LOI with Alamo CBD to enter discussions to combine and create a medical cannabinoids pharmaceutical group. On August 3, 2017, we formed Alamo Acquisition, LLC, a wholly owned Texas limited liability company (“Alamo Acquisition Sub”).

On August 4, 2017, we consummated a reverse triangular merger (the “Alamo Merger”) pursuant to which Alamo Acquisition Sub acquired all of the outstanding member interests of Alamo CBD, LLC. (“Alamo CBD”), a Texas limited Liability Company. Upon closing of the Alamo Merger, the member interests (“Alamo Surviver Members”) of Alamo CBD were exchanged for 7,584,008 shares of Indoor Harvest’s common stock, the parent company of Alamo Acquisition Sub, and Alamo CBD continued as our surviving wholly-owned subsidiary, and Alamo Acquisition Sub ceased to exist.

In addition to the foregoing, following the closing of the Alamo Merger, and Alamo CBD being successfully awarded a provisional or full license to produce and dispense cannabis in the State of Texas, Indoor Harvest will issue to the individual Alamo Surviver Members, an additional Eight Million Five Hundred Thousand Dollars ($8,500,000) of newly-issued shares of common stock of Indoor Harvest, par value $0.001, based upon the three (3) day average closing price of the Company’s common stock, as quoted on the OTCQB, prior to the time of issuance.

Additionally, upon Alamo CBD successfully being registered and licensed by the DEA to produce and dispense cannabis under federal law, Indoor Harvest will issue to the individual Alamo Surviver Members, an additional Two Million Five Hundred Thousand Dollars ($2,500,000) cash payment, or newly-issued shares of common stock of Indoor Harvest, par value $0.001, based upon the three (3) day average closing price of the Company’s common stock, as quoted on the OTCQB, prior to the time of issuance, at the option of the individual Alamo Surviver Member. A combination of cash and common stock may be elected by Alamo Surviver Member individually.

On August 8, 2017, Chad Sykes, the Company’s Founder and Chief of Cultivation, returned 2,500,000 shares of common stock to the Company. Mr. Sykes voluntarily returned such shares in order to prevent dilution to the Company’s shareholders as a result of the merger and in order to facilitate the merger. The return of common stock by Chad Sykes was a non-cash transaction and reduces the common stock outstanding as of December 31, 2017.

On September 6, 2017, the Company issued an aggregate of 7,584,008 shares of common stock to the members of Alamo CBD related to the Merger. The Company recorded goodwill at a fair value of $1,440,961 ($0.19 per share) based upon closing price per share of the Company’s common stock on the date the stock was issued. The Company subsumed into goodwill all intangible assets acquired in the transaction, which is Alamo CBD’s pending provisional or full license to produce and dispense cannabis in the State of Texas.

As of December 31,2017, the Company’s management decided to impair the goodwill created by the Alamo CBD Merger, as there are doubts regarding when a license may be issued, as the license is pending and may or may not ever be issued, and whether upon receipt of the license if it will lead to significant positive cash flows. The Company recorded an impairment of goodwill in the Statement of Operations for the year ended December 31, 2017.

Contractual Joint Venture with Alamo CBD and Vyripharm Enterprises, LLC

On March 23, 2017, Indoor Harvest entered into a Contractual Joint Venture Agreement by and between Vyripharm Enterprises, LLC (“Vyripharm”) and Alamo CBD, collectively the parties, pursuant to which the parties agreed to participate in an unincorporated joint venture (the “Joint Venture”) for the following business purposes:

●	The parties would work together to enhance the ability of Alamo CBD to apply for and obtain licensure, or a permit, to grow and/or dispense marijuana products for medical and/or consumer use, as the case may be:

i.	In Texas, pursuant to the Texas Compassionate Use Act, as may be amended;

ii.	In Colorado, pursuant to recent Colorado legislation permitting foreign ownership of entities that grow and/or dispense marijuana products for medical and/or consumer use; and

iii.	Pursuant to recent United States Drug Enforcement Administration regulations which expand the opportunities for entities providing research involving marijuana and its chemical constituents, as referenced in 21 U.S.C. 822(a)(1) and 21 U.S.C. 823(a), et. seq.

●	To establish Alamo CBD as a supplier of a variety of medical use cannabis oil to Vyripharm for Vyripharm’s use in conducting research and development to create novel pharmaceutical and radiopharmaceutical compounds designed to image and treat certain debilitating diseases including, but not limited to epilepsy, post-traumatic stress disorder, Alzheimer’s, ALS, and other neurodegenerative diseases; and to establish Indoor Harvest as the project developer and engineering, procurement and construction group, in which Indoor Harvest is responsible for costs and efforts related to Alamo CBD’s efforts to become licensed under the Texas Compassionate Use Act and to meet its obligations under this Joint Venture agreement.

The initial term of the Joint Venture was to be five (5) years following the effective date, and the Joint Venture Agreement could be extended beyond this initial term by mutual consent of the parties. Pursuant to the Joint Venture terms, the Company agreed to contribute a total of $5,000,000 on the basis of $1,000,000 per year for each of the first five (5) years of the Initial Term. Should the Company fail to make payment under the Joint Venture, the agreement would terminate and neither party would have further obligation to the other.

The Company paid an initial down payment of $250,000 under the Joint Venture Agreement on March 30, 2017.

Background for the Contractual Joint Venture

The purpose of the above-described change in business and Joint Venture was twofold, as follows:

●	It would separate the Company’s cannabis and produce related operations, as we indicated was previously a goal.

●	It would put in place all elements necessary for the resulting Joint Venture, of which the resulting public reporting company would have a significant on-going interest, to become a registered producer under the federal CSA to produce cannabis.

As of December 1, 2017, only one entity, the University of Mississippi can legally manufacture Cannabis to supply researchers involved in the various studies about using cannabis to treat maladies such as PTSD or Epilepsy. On August 12, 2016, the DOJ and the DEA issued a policy statement on cannabis issues, as follows:

●	It is well known that the DOJ and DEA have said that cannabis would continue to be classified as a Schedule 1 drug, like heroin.

●	It is not so well known that the DOJ and DEA also reset the policy regarding entities that could legally manufacture cannabis to supply researchers involved in various clinical studies using cannabis to treat maladies such as PTSD or Epilepsy.

According to the policy statement, the purpose of this policy reset is to increase the number of U.S. entities registered under the CSA to grow (manufacture) cannabis to supply researchers on the effectiveness of medical grade cannabis in treating these and other maladies.

The CSA under subsection 823(a)(1) provides, DEA is obligated to register only the number of bulk manufacturers of a given schedule I or II controlled substance that is necessary to “produce an adequate and uninterrupted supply of these substances under adequately competitive conditions for legitimate medical, scientific, research, and industrial purposes.”

The policy statement (Federal Register Vol. 81) provided additional explanation on how the DEA would evaluate applications for such registration consistent with the CSA and the obligations of the United States under the applicable international drug control treaty. The Company had reviewed these guidelines and believed all applicable requirements which could not be met by the Company alone would be met by the following:

●	Our previous Cannabis Pilot Agreement and completed technology trials with Canopy Growth Corporation, a Canadian licensed producer under the Marihuana for Medical Purposes Regulations, had demonstrated that our aeroponic technology could augment and improve the quality and production of cannabis for use in cannabis research.

●	We believed that the proposed combination with Alamo and the joint venture with Vyripharm Enterprises, LLC, in which the Company would have an equity interest due to its combination with Alamo, would meet all the additional guidelines and conditions set forth regarding the expected required experience in handling of a controlled substance and its related research with cannabis for pharmaceutical use that is one of the conditions of the policy statement.

Voluntary Default of Joint Venture and Status of Application with DPS

As published in the Texas Department of Public Safety (“DPS”) Self-Evaluation Report, on page 543, question (D), dated September 29, 2017, the DPS originally interpreted the statute as requiring a market-based system by which the number and location of licensees are determined by market factors rather than by regulation – as not mandating or limiting the number of licensed distributors. It was originally understood that the applicants would be required to satisfy certain basic requirements prior to licensure, and the ability to maintain compliance with DPS guidelines will be evaluated through on-going audits and inspections.

In late 2016, the DPS modified its approach to restrict the number of licenses to three. This necessitated the development of a competitive review process, where three applicants were conditionally approved based on the review of the submitted application materials. Upon successful onsite inspection of their facilities, qualified applicants will be issued licenses. Because of this competitive review process, the Joint Venture group placed 16th out of 43 applicants and its application is currently considered pending by the DPS.

On June 30, 2017, the Company, Alamo CBD and Vyripharm entered into discussions to amend and extend the payment terms under the Joint Venture Agreement due to the group not being awarded one of the three initial provisional licenses to produce cannabis in Texas under the TCUP.

On August 7, 2017, after negotiations, the Company advised Vyripharm that it intended to voluntarily default on the Joint Venture Agreement and the Company wrote off the $250,000 down payment towards the Joint Venture investment and there is no further obligation by either party under the terms of the Joint Venture. The Company’s management determined that without a license to produce cannabis, the Company would not be able to fully utilize the intent of the Joint Venture partnership and the Company would be financially burdened by the ongoing Joint Venture terms. Both parties agreed that this decision would not impair either party’s ability to pursue a Joint Venture in the future, after the Company, or Alamo CBD, obtained license to produce cannabis.

The Company is a member and is working with the Medical Cannabis Association of Texas and expects both lobbying and legislative efforts currently being undertaken to result in the program being expanded, additional permits being awarded, and new legislation being introduced in 2019 to allow for a separate permitting process to conduct cannabis research in line with the CSA. There is no guarantee that these efforts will result in the Company obtaining a license or permit to produce cannabis in Texas or that legislation will be adopted allowing a separate licensing or permitting process for research purposes.

As part of the Company’s annual impairment evaluation, management decided to impair the goodwill created by the Alamo Merger as there are doubts regarding when a license may be issued, as the license is pending and may or may not ever be issued, and whether upon receipt of the license if it will lead to significant positive cash flows. The Company recorded an impairment of goodwill in the Statement of Operations for the year ended December 31, 2017 of $1,440,961.